Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Financial Statement Presentation

Basis of Presentation and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the U.S. Securities and Exchange Commission (“SEC”). These statements include all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) which management believes necessary for a fair presentation of the statements and have been prepared on a consistent basis using the accounting policies described in Note 2. Significant Accounting Policies included in the Notes to Financial Statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the Securities and Exchange Commission on March 31, 2026 (the “2025 Annual Report”). Certain financial information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted from the Company’s interim unaudited condensed consolidated financial statements. Accordingly, these interim unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2025. The December 31, 2025 consolidated balance sheet is derived from those statements. The interim operating results for the three and six months ended June 30, 2026 are not necessarily indicative of the operating results expected for the full year ending December 31, 2026.

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 220 in reporting comprehensive (loss) income.  Comprehensive (loss) income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net (loss) income.  Since the Company has no items of other comprehensive (loss) income, comprehensive (loss) income is equal to net (loss) income.

Financial Statement Presentation - Amounts included in the accompanying financial statements have been rounded to the nearest hundred, except for number of shares and per share information.
Estimates

Use of Estimates and Assumptions

In preparing the unaudited condensed consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the consolidated balance sheet, and revenues and expenses for the period then ended. Actual results may differ significantly from those estimates. Significant estimates made by management include, but are not limited to, the allowance for credit losses and inventory reserves, the estimates of useful lives for depreciation, valuation of the lease liabilities and related right of use assets, valuation of goodwill, fair value of common stock, valuation of stock-based compensation and valuation allowance associated with deferred tax assets.

Estimates - The preparation of the financial statements in conformity with Accounting Principles Generally Accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the dates of financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates.

Cash and cash equivalents		Cash and cash equivalents consist of demand deposits and money-market funds.
Fair Value of Financial Instruments

Fair Value of Financial Instruments - The Company’s financial instruments consist of cash and cash equivalents, receivables, short-term investments and trade and other payables. The carrying value of cash and cash equivalents, receivables, short-term investments and trade and other payables approximate their fair value because of their short maturities.

The framework for measuring fair value provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under FASB ASC 820 are described as follows:

Level 1 Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company can access.

Level 2 Inputs to the valuation methodology include:

● quoted prices for similar assets or liabilities in active markets;

● quoted prices for identical or similar assets or liabilities in inactive markets;

● inputs other than quoted prices that are observable for the asset or liability;

● inputs that are derived principally from or corroborated by observable market data by correlation or other means

If the asset or liability has a specified (contractual) term, the level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Valuation techniques maximize the use of relevant observable inputs and minimize the use of unobservable inputs.

The following is a description of the valuation methodologies used for assets measured at fair value as of December 31, 2025 and December 31, 2024.

Accounts receivable and credit policies

Accounts Receivable and Allowances for Credit Losses

Accounts receivable are uncollateralized customer obligations due under normal trade terms generally requiring payment within 30 days from the invoice date. Customer account balances with invoices dated over 90 days old are considered delinquent. The carrying amount of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected.

Accounts receivable are presented net of an allowance for credit losses, which is an estimate of amounts that may not be collectible. The Company uses historical loss information based on the aging of receivables, adjusted for management’s expectations about current and future economic conditions, as the basis to determine expected credit losses. Management exercises significant judgment in determining expected credit losses. Key inputs include macroeconomic factors, industry trends, and the creditworthiness of counterparties. Management believes that the composition of receivables at quarter-end is consistent with historical conditions as credit terms and practices and the client base has not changed significantly.

The Company has elected to apply the practical expedient provided by ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. Under this practical expedient, the Company assumes that current conditions existing as of the balance sheet date do not change over the remaining life of current accounts receivable and current contract assets when developing the reasonable and supportable forecasts used to estimate expected credit losses. The practical expedient was adopted prospectively, and its adoption did not have a material impact on the Company's condensed consolidated financial statements.

As of June 30, 2026 and December 31, 2025, the allowance for credit losses was $12,000 for both periods. During the three and six months ended June 30, 2026 and 2025, the Company recorded a direct write-off of accounts receivable into provision for credit losses amounting to $0 for all periods.

Accounts receivable and credit policies - Accounts receivable are uncollateralized customer obligations due under normal trade terms generally requiring payment within 30 days from the invoice date. Customer account balances with invoices dated over 90 days old are considered delinquent.

The carrying amount of accounts receivable is reduced by an allowance that reflects management’s best estimate of the amounts that will not be collected.

Accounts receivable are presented net of an allowance for credit losses, which is an estimate of amounts that may not be collectible. The Company uses historical loss information based on the aging of receivables, adjusted for management’s expectations about current and future economic conditions, as the basis to determine expected credit losses. Management exercises significant judgment in determining expected credit losses. Key inputs include macroeconomic factors, industry trends, and the creditworthiness of counterparties. Management believes that the composition of receivables at year-end is consistent with historical conditions as credit terms and practices and the client base has not changed significantly.

Inventory		Inventory consists primarily of ink components and is stated at the lower of cost (determined by the first-in, first-out method) or net realizable value.
Fixed assets

Fixed assets are carried at cost less accumulated depreciation and amortization. Furniture, fixtures and equipment are generally depreciated on the straight-line method over their estimated service lives. Leasehold improvements are amortized on a straight-line basis over the shorter of five years or the term of the lease. Major renovations and betterments are capitalized. Maintenance, repairs and minor items are expensed as incurred. Upon disposal, assets and related depreciation are removed from the accounts and the net amount, less proceeds from disposal, is charged or credited to income.

Patent costs		Patent costs are charged to expense as incurred .
Revenues

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. The Company’s revenues are derived from royalties paid by licensees of the Company’s technologies, fees for the provision of technical services to licensees, and from the direct sale of (i) products incorporating the Company’s technologies, such as inks, security paper and pressure-sensitive labels, and (ii) equipment used to support the application of the Company’s technologies. Royalties consist of guaranteed minimum royalties payable by certain licensees and additional royalties which vary based on the licensee’s sales or production of products incorporating the licensed technology. Service fees and product sales revenues vary directly with the number of units provided.

Fixed-Fee License Agreements

Under certain license agreements, customers are required to pay guaranteed minimum royalties over the term of the contract. Management has determined that these licenses represent the right to use functional intellectual property, as the licensed technology has standalone functionality and does not require ongoing substantive activities affecting its utility. Accordingly, revenue related to guaranteed minimum royalties is recognized at a point in time when the license is made available to the customer, provided the contract is enforceable and collection is probable.

Because guaranteed minimum payments are received over multiple years, future payments are discounted to present value when a significant financing component exists. The related interest income is recognized over the collection period using the effective interest method.

License Agreements – Future Technology

Certain license arrangements provide access to future or evolving ink technologies. Revenue under these agreements is recognized over time as the Company satisfies its performance obligations over the contractual term.

Sales-Based Royalties

In addition to guaranteed minimum royalties, certain license agreements provide for royalties based on the licensee’s sales or production volumes. Royalties in excess of guaranteed minimum amounts are recognized in the period in which the underlying customer sales occur.

Product Sales

Revenue from product sales is recognized at a point in time when control transfers to the customer, generally upon shipment under FOB shipping point terms.

Significant judgment is required in determining the timing of revenue recognition for license arrangements and in assessing whether a significant financing component exists.

Revenues - The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised goods or services is transferred to customers in an amount that reflects the consideration to which the Company expects to be entitled. The Company’s revenues are derived from royalties paid by licensees of the Company’s technologies, fees for the provision of technical services to licensees, and from the direct sale of (i) products incorporating the Company’s technologies, such as inks, security paper and pressure-sensitive labels, and (ii) equipment used to support the application of the Company’s technologies. Royalties consist of guaranteed minimum royalties payable by certain licensees and additional royalties which vary based on the licensee’s sales or production of products incorporating the licensed technology. Service fees and product sales revenues vary directly with the number of units provided.

Fixed-Fee License Agreements

Under certain license agreements, customers are required to pay guaranteed minimum royalties over the term of the contract. Management has determined that these licenses represent the right to use functional intellectual property, as the licensed technology has standalone functionality and does not require ongoing substantive activities affecting its utility. Accordingly, revenue related to guaranteed minimum royalties is recognized at a point in time when the license is made available to the customer, provided the contract is enforceable and collection is probable.

Because guaranteed minimum payments are received over multiple years, future payments are discounted to present value when a significant financing component exists. The related interest income is recognized over the collection period using the effective interest method.

License Agreements – Future Technology

Certain license arrangements provide access to future or evolving ink technologies. Revenue under these agreements is recognized over time as the Company satisfies its performance obligations over the contractual term.

Sales-Based Royalties

In addition to guaranteed minimum royalties, certain license agreements provide for royalties based on the licensee’s sales or production volumes. Royalties in excess of guaranteed minimum amounts are recognized in the period in which the underlying customer sales occur.

Product Sales

Revenue from product sales is recognized at a point in time when control transfers to the customer, generally upon shipment under FOB shipping point terms.

Significant judgment is required in determining the timing of revenue recognition for license arrangements and in assessing whether a significant financing component exists.

Income taxes

Income Taxes

The Company follows the asset and liability method of accounting for income taxes under ASC 740, Income Taxes. Income tax expense is the total of the current-year income tax due or refundable and the change in the deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of the tax benefit that is greater than fifty percent (50%) likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Management is not aware of any issues that could result in significant payments, accruals, or material deviation from its positions.

The Company files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. In general, the statute of limitations of the Company’s U.S. federal tax returns remains open three years after a tax return is filed. The statutes of limitations on the Company’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has concluded that there are no uncertain tax positions that would require recognition in the financial statements. If the Company were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. Management’s conclusions regarding uncertain tax positions may be subject to review and adjustment at a later date based upon ongoing analysis or tax laws, regulations and interpretations thereof as well as other factors.

The Company currently has no federal or state tax examinations in progress. As of June 30, 2026, the Company’s tax returns for the tax years 2025, 2024 and 2023 remain subject to audit, primarily by the Internal Revenue Service. The Company did not have material unrecognized tax benefits as of June 30, 2026 and does not expect this to change significantly over the next 12 months. The Company will recognize interest and penalties accrued on any unrecognized tax benefits as a component of the provision for income taxes.

Income taxes - Deferred income taxes are provided for all temporary differences and net operating loss and tax credit carryforwards. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Stock-based compensation

Stock-Based Compensation

Stock-based compensation is accounted for based on the requirements of ASC 718 – “Compensation –Stock Compensation”, which requires recognition in the financial statements of the cost of employee and director services along with non-employee services received in exchange for an award of equity instruments over the period the employee, director or non-employee is required to perform the services in exchange for the award (presumptively, the vesting period). The ASC also requires measurement of the cost of employee, director or non-employee services received in exchange for an award based on the grant-date fair value of the award.

Stock-based compensation - The Company accounts for stock-based compensation under the provisions of Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 718, “Compensation - Stock Compensation”, which requires the measurement and recognition of compensation expense for all stock-based awards made to employees and directors based on estimated fair values on the grant date. The Company estimates the fair value of stock-based awards on the date of grant using the Black-Scholes model. The value of the portion of the award that is ultimately expected to vest is recognized as expense over the shorter of the vesting period or the requisite service periods using the straight-line method. The Company accounts for stock-based compensation awards to non-employees in accordance with FASB ASU 2017-07, with ASU No. 2018-07, Compensation - Stock Based Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”), which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718, with certain exceptions. This update supersedes previous guidance for equity-based payments to nonemployees under Subtopic 505-50, Equity - Equity-Based Payments to Non-Employees. All issuances of stock options or other equity instruments to non-employees as consideration for goods or services received by the Company are accounted for based on the fair value of the equity instruments issued. Non-employee equity-based payments are recorded as an expense over the service period, as if the Company had paid cash for the services.

Earnings per share

Earnings (Loss) per Share

In accordance with FASB ASC 260, Earnings per Share, basic earnings (loss) per common share is computed using net earnings (loss) divided by the weighted average number of common shares outstanding for the periods presented. Diluted earnings (loss) per share are computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period. The potential common shares related to unvested RSUs were excluded from diluted EPS because their effect would be antidilutive.

Earnings per share - The Company follows FASB ASC 260 resulting in the presentation of basic and diluted earnings per share. Basic earnings per common share are based on the weighted average number of shares outstanding during the periods presented. Diluted earnings per share are computed using weighted average number of common shares plus dilutive common share equivalents outstanding during the period. Potential common shares that would have the effect of increasing diluted earnings per share are considered to be anti-dilutive, i.e. the exercise prices of the outstanding stock options were greater than the market price of the common stock. Since the Company did not have any common stock equivalents outstanding as of December 31, 2025 and 2024, basic and diluted earnings per share were the same.

Comprehensive income

Comprehensive income - The Company follows FASB ASC 220 in reporting comprehensive income. Comprehensive income is a more inclusive financial reporting methodology that includes disclosure of certain financial information that historically has not been recognized in the calculation of net income. Since the Company has no items of other comprehensive income, comprehensive income is equal to net income.

Recoverability of Long-Lived Assets

Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Impairment is determined by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from use of the assets and their ultimate disposition. In instances where impairment is determined to exist, the Company writes down the asset to its fair value based on the present value of estimated future cash flows. There was no impairment as of June 30, 2026 and December 31, 2025.

Recoverability of Long-Lived Assets - The Company follows FASB ASC 360-35, “Impairment or Disposal of Long-Lived Assets.” The Statement requires that long-lived assets and certain identifiable intangibles be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. The Company is not aware of any events or circumstances which indicate the existence of an impairment which would be material to the Company’s annual financial statements.

Segment Reporting

Segment Reporting - The company manages its operations as a single operating segment for the purpose of assessing performance and making operating decisions, and thus reports as a single operating segment. The company’s singular focus is on the development of its ink technology. Revenue to date has been generated through the Company’s license agreements and sale of ink with its collaborators, see Note 11 and 13 for geographic information of revenue. All tangible assets are held in the United States.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements - In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740). The amendments in this Update related to the rate reconciliation and income taxes paid disclosures improve the transparency of income tax disclosures by requiring (1) consistent categories and greater disaggregation of information in the rate reconciliation and (2) income taxes paid disaggregated by jurisdiction. The amendments allow investors to better assess, in their capital allocation decisions, how an entity’s worldwide operations and related tax risks and tax planning and operational opportunities affect its income tax rate and prospects for future cash flows. The other amendments in this Update improve the effectiveness and comparability of disclosures by (1) adding disclosures of pretax income (or loss) and income tax expense (or benefit) to be consistent with U.S. Securities and Exchange Commission (SEC) Regulation S-X 210.4-08(h), Rules of General Application—General Notes to Financial Statements: Income Tax Expense, and (2) removing disclosures that no longer are considered cost beneficial or relevant. For public business entities, the amendments in this Update are effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the amendments are effective for annual periods beginning after December 15, 2025. Early adoption is permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments in this Update should be applied on a prospective basis. Retrospective application is permitted. The Company adopted Accounting Standards Update (ASU) 2023-09, “Improvements to Income Tax Disclosures,” on a retrospective basis within its annual reporting for the year ended December 31, 2025. The adoption of ASU 2023-09 resulted in enhanced disclosures related to the effective tax-rate reconciliation, including additional disaggregation requirements prescribed by the standard.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03). The new guidance requires disaggregated information about certain income statement expense line items on an annual and interim basis. This guidance will be effective for annual periods beginning the year ended December 31, 2027 and for interim periods thereafter. The new standard permits early adoption and can be applied prospectively or retrospectively. The Company is evaluating the effect that this guidance will have on the Company’s consolidated financial statements and related disclosures.

On December 8, 2025, the FASB issued ASU 2025-11 – Interim Reporting (“ASU 2025-11”) which is intended to improve the navigability of the guidance in ASC 270, Interim Reporting, and clarify when it applies. Under the amendments, an entity is subject to ASC 270 if it provides interim financial statements and notes in accordance with GAAP. ASU 2025-11 also addresses the form and content of such financial statements, interim disclosures requirements, and establishes a principle under which an entity must disclose events since the end of the last annual reporting period that have a material impact on the entity. ASU 2025-11 is effective for interim reporting periods within annual reporting periods beginning after December 15, 2027 and early adoption is permitted. The Company is currently evaluating the impact the adoption of ASU 2025-11 may have on the Company’s consolidated financial statements and related disclosures.

On December 17, 2025, the FASB issued ASU 2025-12, Codification Improvements. The amendments in this update are to make other incremental improvements to GAAP and facilitate codification updates for a broad range of topics arising from technical corrections, unintended application of the codification, clarifications, and other minor improvements. The resulting amendments are collectively referred to as “Codification Improvements.” ASU 2025-12 is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. The Company is currently evaluating the impact the adoption of ASU 2025-12 may have on the Company’s consolidated financial statements and related disclosures.

Recently Issued Accounting Pronouncements Not Yet Adopted - In November 2024, the FASB issued ASU No. 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (ASU 2024-03). The new guidance requires disaggregated information about certain income statement expense line items on an annual and interim basis. This guidance will be effective for annual periods beginning the year ended December 31, 2027 and for interim periods thereafter. The new standard permits early adoption and can be applied prospectively or retrospectively. We are evaluating the effect that this guidance will have on the consolidated financial statements and related disclosures.